OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
----------------------------------------------------------------------------
Cogeneration -- 1.2%
----------------------------------------------------------------------------
      $2,400          Ohio Water Development Authority, Solid
                      Waste Disposal, (Bay Shore Power),
                      (AMT), 5.875%, 9/1/20                     $  2,236,416
----------------------------------------------------------------------------
                                                                $  2,236,416
----------------------------------------------------------------------------
Education -- 5.4%
----------------------------------------------------------------------------
      $  550          Ohio Higher Educational Facilities
                      Authority, (Case Western University),
                      6.50%, 10/1/20                            $    710,715
       5,875          Ohio Higher Educational Facilities
                      Authority, (Oberlin College), Variable
                      Rate, 10/1/29(1)(2)                          6,230,379
       2,500          Ohio Higher Educational Facilities,
                      (Case Western Reserve University),
                      5.50%, 10/1/21                               2,775,075
----------------------------------------------------------------------------
                                                                $  9,716,169
----------------------------------------------------------------------------
Electric Utilities -- 3.9%
----------------------------------------------------------------------------
      $2,000          Clyde, Electric System Revenue, (AMT),
                      6.00%, 11/15/14                           $  2,098,720
       4,750          Ohio Water Development Authority,
                      Pollution Control Facilities, (Cleveland
                      Electric), (AMT), 6.10%, 8/1/20              4,869,367
----------------------------------------------------------------------------
                                                                $  6,968,087
----------------------------------------------------------------------------
General Obligations -- 3.3%
----------------------------------------------------------------------------
      $1,000          Tuscarawas County Public Library
                      Improvement, 6.90%, 12/1/11               $  1,022,150
       4,375          Youngstown, 7.35%, 7/1/05                    4,882,806
----------------------------------------------------------------------------
                                                                $  5,904,956
----------------------------------------------------------------------------
Hospital -- 12.3%
----------------------------------------------------------------------------
      $2,100          Cuyahoga County, (Fairview General
                      Hospital), 6.25%, 8/15/10                 $  2,170,833
       1,000          East Liverpool, (City Hospital),
                      8.00%, 10/1/21                               1,011,680
       3,000          Erie County Hospital Facilities,
                      (Firelands Regional Medical Center),
                      5.625%, 8/15/32                              3,098,400
       2,000          Hamilton County, (Bethesda Hospital,
                      Inc.), 6.25%, 1/1/12                         2,063,900
       2,155          Highland County, (Township Hospital),
                      6.75%, 12/1/29                               2,037,294
       3,800          Miami, (Upper Valley Medical Center),
                      6.375%, 5/15/26                              3,920,726
       1,000          Parma, (Parma Community General Hospital
                      Association), 5.35%, 11/1/18                 1,022,200
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
----------------------------------------------------------------------------

Hospital (continued)
----------------------------------------------------------------------------
      $4,250          Parma, (Parma Community General Hospital
                      Association), 5.375%, 11/1/29             $  4,228,750
       2,500          Richland County Hospital Facilities,
                      (Medcentral Health Systems),
                      6.375%, 11/15/30                             2,668,675
----------------------------------------------------------------------------
                                                                $ 22,222,458
----------------------------------------------------------------------------
Housing -- 3.3%
----------------------------------------------------------------------------
      $2,945          Cuyahoga County, (Rolling Hills Apts.),
                      (AMT), 8.00%, 1/1/28(3)                   $  1,546,125
       4,000          Franklin County, (Tuttle Park), (FHA),
                      (AMT), 6.60%, 3/1/36                         4,347,480
----------------------------------------------------------------------------
                                                                $  5,893,605
----------------------------------------------------------------------------
Industrial Development Revenue -- 8.9%
----------------------------------------------------------------------------
      $2,000          Cleveland Airport, (Continental
                      Airlines), (AMT), 5.375%, 9/15/27         $  1,040,880
       4,500          Cleveland Airport, (Continental
                      Airlines), (AMT), 5.70%, 12/1/19             2,659,545
       2,990          Dayton, Special Facilities Revenue,
                      (Emery Air Freight), 5.625%, 2/1/18          2,210,926
         850          Ohio Economic Development Commission,
                      (VSM Corp.), (AMT), 7.375%, 12/1/11            868,385
       2,500          Ohio Environmental Facilities, (Ford
                      Motor), 6.15%, 6/1/30                        2,726,550
       1,000          Ohio Environmental Facilities, (Ford
                      Motor), (AMT), 5.95%, 9/1/29                 1,017,310
       1,000          Ohio Pollution Control, (Standard Oil),
                      6.75%, 12/1/15                               1,293,090
       4,000          Ohio Sewer and Solid Waste Disposal
                      Facilities, (Anheuser Busch),
                      6.00%, 7/1/35                                4,372,560
----------------------------------------------------------------------------
                                                                $ 16,189,246
----------------------------------------------------------------------------
Insured-Education -- 4.0%
----------------------------------------------------------------------------
      $  700          Puerto Rico ITEM & EC, Residual
                      Certificates, (MBIA), Variable Rate,
                      7/1/33(2)(4)                              $    778,386
       2,000          University of Akron, (FGIC), Variable
                      Rate, 1/1/29(1)(2)                           2,404,260
       4,000          University of Cincinnati, (FGIC),
                      5.00%, 6/1/31                                4,144,040
----------------------------------------------------------------------------
                                                                $  7,326,686
----------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
----------------------------------------------------------------------------
      $2,000          Cuyahoga County Utility Systems,
                      (Medical Center Co.), (MBIA), (AMT),
                      6.10%, 8/15/15                            $  2,256,540

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Electric Utilities (continued)
----------------------------------------------------------------------------
      $4,445          Ohio Air Quality Development Authority,
                      (Ohio Power), RITES, (AMBAC), Variable
                      Rate, 5/1/26(2)(4)                        $  5,005,337
       3,000          Ohio Municipal Electric Generation
                      Agency, (MBIA), 0.00%, 2/15/26                 947,910
       2,500          Ohio Municipal Electric Generation
                      Agency, (MBIA), 0.00%, 2/15/27                 751,400
       4,750          Ohio Municipal Electric Generation
                      Agency, (MBIA), 0.00%, 2/15/28               1,352,610
       3,150          Puerto Rico Electric Power Authority,
                      (XLCA), 4.75%, 7/1/24                        3,185,437
----------------------------------------------------------------------------
                                                                $ 13,499,234
----------------------------------------------------------------------------
Insured-General Obligations -- 6.8%
----------------------------------------------------------------------------
      $1,500          Amherst School District, (FGIC),
                      5.00%, 12/1/26                            $  1,552,905
       1,250          Athens City School District, (FSA),
                      6.00%, 12/1/24                               1,439,750
       2,110          Hudson Local School District, (FGIC),
                      0.00%, 12/15/09                              1,662,997
       1,500          Lima City School District, (AMBAC),
                      6.00%, 12/1/22                               1,708,035
       1,300          Minerva Local School District,
                      (Classroom Facility), (MBIA),
                      5.30%, 12/1/29                               1,388,751
       2,600          Norwalk City School District, (AMBAC),
                      4.75%, 12/1/26                               2,619,474
       1,500          Pickering Local School District, (FGIC),
                      0.00%, 12/1/16                                 824,310
       1,000          Springfield City School District, (Clark
                      County), (FGIC), 5.20%, 12/1/23              1,068,300
----------------------------------------------------------------------------
                                                                $ 12,264,522
----------------------------------------------------------------------------
Insured-Hospital -- 1.1%
----------------------------------------------------------------------------
      $  995          Cuyahoga County, (Cleveland Clinic),
                      (MBIA), 5.125%, 1/1/29                    $  1,031,755
       1,000          Montgomery County, (Miami Valley
                      Hospital), (AMBAC), 6.25%, 11/15/16          1,025,150
----------------------------------------------------------------------------
                                                                $  2,056,905
----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.0%
----------------------------------------------------------------------------
      $3,000          Hamilton County Sales Tax, (AMBAC),
                      5.25%, 12/1/32                            $  3,159,540
       1,500          Hamilton County Sales Tax, (MBIA),
                      4.75%, 12/1/27                               1,509,315
       2,990          Hamilton County Sales Tax, (MBIA),
                      5.00%, 12/1/27                               3,069,923
       1,350          Puerto Rico Infrastructure Financing
                      Authority, (AMBAC), Variable Rate,
                      7/1/07(1)(2)                                 1,444,352
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
----------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
----------------------------------------------------------------------------
      $1,575          Puerto Rico Infrastructure Financing
                      Authority, (AMBAC), Variable Rate,
                      7/1/28(4)                                 $  1,740,123
----------------------------------------------------------------------------
                                                                $ 10,923,253
----------------------------------------------------------------------------
Insured-Transportation -- 11.0%
----------------------------------------------------------------------------
      $4,500          Cleveland Airport System, (FSA),
                      5.00%, 1/1/31(5)                          $  4,639,275
       1,600          Ohio Turnpike Commission, (FGIC),
                      4.50%, 2/15/24                               1,581,520
       7,000          Ohio Turnpike Commission, (FGIC),
                      5.50%, 2/15/24                               8,022,350
       3,000          Puerto Rico Highway and Transportation
                      Authority, (FSA), 4.75%, 7/1/38              3,065,070
       2,500          Puerto Rico Highway and Transportation
                      Authority, (MBIA), 4.75%, 7/1/38             2,554,225
----------------------------------------------------------------------------
                                                                $ 19,862,440
----------------------------------------------------------------------------
Miscellaneous -- 2.2%
----------------------------------------------------------------------------
      $3,000          Puerto Rico Infrastructure Financing
                      Authority, Variable Rate, 10/1/32(2)(4)   $  4,018,320
----------------------------------------------------------------------------
                                                                $  4,018,320
----------------------------------------------------------------------------
Nursing Home -- 10.2%
----------------------------------------------------------------------------
      $2,000          Cuyahoga County Health Care Facilities,
                      (Benjamin Rose Institute),
                      5.50%, 12/1/17                            $  1,871,260
       2,100          Cuyahoga County Health Care Facilities,
                      (Benjamin Rose Institute),
                      5.50%, 12/1/28                               1,903,650
       1,305          Cuyahoga County Health Care Facilities,
                      (Maple Care Center) (GNMA), (AMT),
                      8.00%, 8/20/16                               1,566,966
       1,000          Hamilton County, (Wesley Hall),
                      6.50%, 3/1/15                                1,078,740
       1,205          North Canton Health Care Facilities,
                      (St. Luke Lutheran), (GNMA),
                      6.10%, 9/20/16                               1,417,960
       6,455          North Canton Health Care Facilities,
                      (St. Luke Lutheran), (GNMA),
                      9.55%, 3/20/32                               8,526,280
       2,400          Ohio HFA, Retirement Rental Housing,
                      (Encore Retirement Partners),
                      6.75%, 3/1/19                                2,108,400
----------------------------------------------------------------------------
                                                                $ 18,473,256
----------------------------------------------------------------------------
Pooled Loans -- 7.8%
----------------------------------------------------------------------------
      $  425          Ohio Economic Development Commission,
                      (Burrows Paper), (AMT), 7.625%, 6/1/11    $    431,048
         100          Ohio Economic Development Commission,
                      (Cheryl & Co.), (AMT), 5.50%, 12/1/04          104,860
         530          Ohio Economic Development Commission,
                      (Cheryl & Co.), (AMT), 5.90%, 12/1/09          564,471

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
----------------------------------------------------------------------------

Pooled Loans (continued)
----------------------------------------------------------------------------
      $1,145          Ohio Economic Development Commission,
                      (Consolidated Biscuit), (AMT),
                      7.00%, 12/1/09                               1,278,553
       2,700          Ohio Economic Development Commission, (J
                      J & W LP), (AMT), 6.70%, 12/1/14             2,825,280
         680          Ohio Economic Development Commission,
                      (Ohio Enterprise), (AMT),
                      7.625%, 12/1/11                                694,851
       1,455          Ohio Economic Development Commission,
                      (Progress Plastic Products), (AMT),
                      7.80%, 12/1/09                               1,649,184
         970          Ohio Economic Development Commission,
                      (Royal Appliance Manufacturing), (AMT),
                      7.625%, 12/1/11                                991,185
       5,300          Rickenbacker Port Authority Capital
                      Funding (Oasbo), 5.375%, 1/1/32              5,620,226
----------------------------------------------------------------------------
                                                                $ 14,159,658
----------------------------------------------------------------------------
Senior Living / Life Care -- 1.7%
----------------------------------------------------------------------------
      $1,000          Allen County Lima, (Convalescent Home
                      Foundation), (GNMA), 6.40%, 1/1/21        $  1,021,640
          40          Hamilton County Hospital Facilities,
                      (Episcopal Retirement Home),
                      6.80%, 1/1/08                                   40,526
       2,250          Summit County Healthcare Facilities,
                      (Village at Saint Edward),
                      5.75%, 12/1/25                               2,019,465
----------------------------------------------------------------------------
                                                                $  3,081,631
----------------------------------------------------------------------------
Special Tax Revenue -- 2.0%
----------------------------------------------------------------------------
      $2,000          Cleveland-Cuyahoga County Port
                      Authority, 7.00%, 12/1/18                 $  2,028,340
       1,425          Cuyahoga County Economic Development,
                      (Shaker Square), 6.75%, 12/1/30              1,622,391
----------------------------------------------------------------------------
                                                                $  3,650,731
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $166,942,199)                               $178,447,573
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                          $  2,520,138
----------------------------------------------------------------------------
Net Assets -- 100.0%                                            $180,967,711
----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 36.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.8% to 11.9% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Non-income producing security.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $211,197,762        $246,848,415          $190,948,574             $15,372,855
   Unrealized appreciation            41,364,866          25,879,398            20,441,390               1,484,331
-----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $252,562,628        $272,727,813          $211,389,964             $16,857,186
-----------------------------------------------------------------------------------------------------------------------
Cash                                $  3,746,984        $     11,231          $  2,788,128             $   193,980
Receivable for investments
   sold                                       --          14,168,000                    --                  90,513
Interest receivable                    3,169,036           5,388,889             2,741,279                 272,302
Prepaid expenses                             736                 824                   582                      48
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $259,479,384        $292,296,757          $216,919,953             $17,414,029
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $         --        $  9,468,765          $         --             $        --
Payable for daily variation
   margin on open financial
   futures contracts                      63,750              74,375               122,719                   4,250
Demand note payable                           --           6,000,000                    --                      --
Payable to affiliate for
   Trustees' fees                             --                 222                    --                      --
Accrued expenses                          13,677              10,282                12,736                   9,211
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $     77,427        $ 15,553,644          $    135,455             $    13,461
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $259,401,957        $276,743,113          $216,784,498             $17,400,568
-----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $218,690,311        $251,625,805          $197,687,297             $15,959,785
Net unrealized appreciation
   (computed on the basis of
   identified cost)                   40,711,646          25,117,308            19,097,201               1,440,783
-----------------------------------------------------------------------------------------------------------------------
TOTAL                               $259,401,957        $276,743,113          $216,784,498             $17,400,568
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $296,407,646      $166,942,199        $47,694,005              $24,131,691
   Unrealized appreciation           49,073,955        11,505,374          4,283,542                2,445,130
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $345,481,601      $178,447,573        $51,977,547              $26,576,821
-------------------------------------------------------------------------------------------------------------------
Cash                               $         --      $         --        $ 1,648,005              $   501,519
Receivable for investments
   sold                                      --                --            525,000                       --
Interest receivable                   6,382,639         2,963,200            874,113                  347,672
Prepaid expenses                          1,044               552                153                       77
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $351,865,284      $181,411,325        $55,024,818              $27,426,089
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $    164,156      $    112,625        $    10,625              $     6,375
Demand note payable                     100,000           300,000                 --                       --
Payable for open swap
   contracts                            744,800                --            124,133                       --
Due to bank                              28,733            19,214                 --                       --
Payable to affiliate for
   Trustees' fees                            --               165                 --                      126
Accrued expenses                         15,917            11,610              9,693                    8,907
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $  1,053,606      $    443,614        $   144,451              $    15,408
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $350,811,678      $180,967,711        $54,880,367              $27,410,681
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $304,222,347      $170,656,003        $50,837,338              $25,035,379
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  46,589,331        10,311,708          4,043,029                2,375,302
-------------------------------------------------------------------------------------------------------------------
TOTAL                              $350,811,678      $180,967,711        $54,880,367              $27,410,681
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
  ----------------------------------------------------------------------------------------------
  Investment Income
  ----------------------------------------------------------------------------------------------
  Interest        $14,766,233        $16,901,832              $12,063,241            $  970,713
  ----------------------------------------------------------------------------------------------
  TOTAL
  INVESTMENT
     INCOME       $14,766,233        $16,901,832              $12,063,241            $  970,713
  ----------------------------------------------------------------------------------------------

  Expenses
  ----------------------------------------------------------------------------------------------
  Investment
     adviser
     fee          $ 1,180,078        $ 1,223,925              $   866,006            $   26,494
  Trustees
     fees
     and
  expenses             15,723             18,346                   13,324                   204
  Legal
    and
    accounting
     services          51,004             44,604                   29,691                21,388
  Custodian
     fee              102,822            156,184                   96,555                14,663
  Miscellaneous        11,834             19,773                   11,070                 5,382
  ----------------------------------------------------------------------------------------------
  TOTAL
  EXPENSES        $ 1,361,461        $ 1,462,832              $ 1,016,646            $   68,131
  ----------------------------------------------------------------------------------------------
  Deduct
     --
     Reduction
        of
     custodian
        fee       $        --        $   102,708              $    32,605            $    3,329
  ----------------------------------------------------------------------------------------------
  TOTAL
  EXPENSE
  REDUCTIONS      $        --        $   102,708              $    32,605            $    3,329
  ----------------------------------------------------------------------------------------------

  NET
  EXPENSES        $ 1,361,461        $ 1,360,124              $   984,041            $   64,802
  ----------------------------------------------------------------------------------------------

  NET
  INVESTMENT
     INCOME       $13,404,772        $15,541,708              $11,079,200            $  905,911
  ----------------------------------------------------------------------------------------------

  Realized and Unrealized
  Gain (Loss)
  ----------------------------------------------------------------------------------------------
  Net
  realized
     gain
    (loss)
     --
     Investment
   transactions
    (identified
        cost
        basis)    $(2,556,719)       $ 2,623,187              $   441,516            $  (11,534)
     Financial
       futures
     contracts     (1,683,606)        (1,554,265)              (1,664,316)              (70,583)
     Interest
        rate
        swap
    contracts              --                 --                 (343,500)                   --
  ----------------------------------------------------------------------------------------------
  NET
  REALIZED
     GAIN
    (LOSS)        $(4,240,325)       $ 1,068,922              $(1,566,300)           $  (82,117)
  ----------------------------------------------------------------------------------------------
  Change
     in
     unrealized
   appreciation
   (depreciation)
     --
     Investments
     (identified
        cost
        basis)    $12,934,169        $ 6,841,719              $ 8,954,032            $  537,665
     Financial
       futures
     contracts       (589,444)          (687,865)              (1,352,295)              (39,325)
     Interest
        rate
        swap
    contracts              --                 --                   77,778                    --
  ----------------------------------------------------------------------------------------------
  NET
  CHANGE
     IN
     UNREALIZED
   APPRECIATION
   (DEPRECIATION) $12,344,725        $ 6,153,854              $ 7,679,515            $  498,340
  ----------------------------------------------------------------------------------------------

  NET
  REALIZED
     AND
     UNREALIZED
     GAIN         $ 8,104,400        $ 7,222,776              $ 6,113,215            $  416,223
  ----------------------------------------------------------------------------------------------

  NET
  INCREASE
     IN
     NET
    ASSETS
     FROM
     OPERATIONS   $21,509,172        $22,764,484              $17,192,415            $1,322,134
  ----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

           NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
  --------------------------------------------------------------------------------------------
  Investment Income
  --------------------------------------------------------------------------------------------
  Interest        $19,951,596      $11,154,955          $2,723,222              $1,410,448
  --------------------------------------------------------------------------------------------
  TOTAL
  INVESTMENT
     INCOME       $19,951,596      $11,154,955          $2,723,222              $1,410,448
  --------------------------------------------------------------------------------------------

  Expenses
  --------------------------------------------------------------------------------------------
  Investment
     adviser
     fee          $ 1,510,511      $   775,688          $  133,480              $   47,791
  Trustees
     fees
     and
  expenses             20,607           13,411               2,032                     330
  Legal
    and
    accounting
     services          45,435           41,454              24,589                  16,403
  Custodian
     fee              151,897           92,114              28,195                  23,100
  Miscellaneous        22,721           17,422               7,077                   6,123
  --------------------------------------------------------------------------------------------
  TOTAL
  EXPENSES        $ 1,751,171      $   940,089          $  195,373              $   93,747
  --------------------------------------------------------------------------------------------
  Deduct
     --
     Reduction
        of
     custodian
        fee       $        --      $    23,049          $   12,263              $    3,022
  --------------------------------------------------------------------------------------------
  TOTAL
  EXPENSE
  REDUCTIONS      $        --      $    23,049          $   12,263              $    3,022
  --------------------------------------------------------------------------------------------

  NET
  EXPENSES        $ 1,751,171      $   917,040          $  183,110              $   90,725
  --------------------------------------------------------------------------------------------

  NET
  INVESTMENT
     INCOME       $18,200,425      $10,237,915          $2,540,112              $1,319,723
  --------------------------------------------------------------------------------------------

  Realized and
  Unrealized Gain (Loss)
  --------------------------------------------------------------------------------------------
  Net
  realized
     gain
    (loss)
     --
     Investment
   transactions
    (identified
        cost
        basis)    $ 1,433,897      $(2,740,144)         $  228,143              $   92,870
     Financial
       futures
     contracts     (2,354,551)      (1,692,762)           (180,970)               (108,207)
  --------------------------------------------------------------------------------------------
  NET
  REALIZED
     GAIN
    (LOSS)        $  (920,654)     $(4,432,906)         $   47,173              $  (15,337)
  --------------------------------------------------------------------------------------------
  Change
     in
     unrealized
   appreciation
   (depreciation)
     --
     Investments
     (identified
        cost
        basis)    $16,796,044      $ 8,381,154          $1,848,689              $1,098,907
     Financial
       futures
     contracts     (1,720,039)      (1,177,046)           (128,759)                (77,631)
     Interest
        rate
        swap
    contracts        (685,842)              --            (114,307)                     --
  --------------------------------------------------------------------------------------------
  NET
  CHANGE
     IN
     UNREALIZED
   APPRECIATION
   (DEPRECIATION) $14,390,163      $ 7,204,108          $1,605,623              $1,021,276
  --------------------------------------------------------------------------------------------

  NET
  REALIZED
     AND
     UNREALIZED
     GAIN         $13,469,509      $ 2,771,202          $1,652,796              $1,005,939
  --------------------------------------------------------------------------------------------

  NET
  INCREASE
     IN
     NET
    ASSETS
     FROM
     OPERATIONS   $31,669,934      $13,009,117          $4,192,908              $2,325,662
  --------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

  INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
  --------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 13,404,772        $ 15,541,708          $ 11,079,200             $   905,911
     Net realized gain (loss)              (4,240,325)          1,068,922            (1,566,300)                (82,117)
     Net change in unrealized
        appreciation (depreciation)        12,344,725           6,153,854             7,679,515                 498,340
  --------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 21,509,172        $ 22,764,484          $ 17,192,415             $ 1,322,134
  --------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 23,530,741        $ 29,976,952          $ 30,424,890             $ 1,762,103
     Withdrawals                          (33,693,524)        (48,969,838)          (27,829,354)             (2,714,747)
  --------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM CAPITAL
     TRANSACTIONS                        $(10,162,783)       $(18,992,886)         $  2,595,536             $  (952,644)
  --------------------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS             $ 11,346,389        $  3,771,598          $ 19,787,951             $   369,490
  --------------------------------------------------------------------------------------------------------------------------

  Net Assets
  --------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $248,055,568        $272,971,515          $196,996,547             $17,031,078
  --------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $259,401,957        $276,743,113          $216,784,498             $17,400,568
  --------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2002

  INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 18,200,425      $ 10,237,915        $ 2,540,112              $ 1,319,723
     Net realized gain (loss)               (920,654)       (4,432,906)            47,173                  (15,337)
     Net change in unrealized
        appreciation (depreciation)       14,390,163         7,204,108          1,605,623                1,021,276
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 31,669,934      $ 13,009,117        $ 4,192,908              $ 2,325,662
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 35,116,666      $ 15,557,638        $ 9,649,190              $ 2,422,477
     Withdrawals                         (54,825,386)      (30,657,752)        (4,328,005)              (2,313,941)
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM CAPITAL
     TRANSACTIONS                       $(19,708,720)     $(15,100,114)       $ 5,321,185              $   108,536
  ----------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                             $ 11,961,214      $ (2,090,997)       $ 9,514,093              $ 2,434,198
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                  $338,850,464      $183,058,708        $45,366,274              $24,976,483
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $350,811,678      $180,967,711        $54,880,367              $27,410,681
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

  INCREASE (DECREASE) IN NET ASSETS  CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
  --------------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income               $ 12,953,351        $ 15,828,749          $ 10,201,616             $   864,571
     Net realized gain (loss)              (1,162,707)         (4,758,664)           (1,053,104)                 25,035
     Net change in unrealized
        appreciation (depreciation)        15,369,731          20,641,624            11,593,115                 707,725
  --------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                          $ 27,160,375        $ 31,711,709          $ 20,741,627             $ 1,597,331
  --------------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                       $ 24,493,353        $ 17,676,816          $ 28,513,787             $ 1,919,575
     Withdrawals                          (42,418,330)        (54,273,933)          (29,419,141)             (2,312,759)
  --------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS                $(17,924,977)       $(36,597,117)         $   (905,354)            $  (393,184)
  --------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                              $  9,235,398        $ (4,885,408)         $ 19,836,273             $ 1,204,147
  --------------------------------------------------------------------------------------------------------------------------

  Net Assets
  --------------------------------------------------------------------------------------------------------------------------
  At beginning of year                   $238,820,170        $277,856,923          $177,160,274             $15,826,931
  --------------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                         $248,055,568        $272,971,515          $196,996,547             $17,031,078
  --------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 2001

  INCREASE (DECREASE) IN NET ASSETS  NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
  ----------------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 17,506,922      $ 10,719,014        $ 2,209,415              $ 1,331,231
     Net realized gain (loss)              2,140,337        (1,325,014)             8,450                 (261,341)
     Net change in unrealized
        appreciation (depreciation)       21,144,172         5,901,265          2,501,873                1,449,080
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 40,791,431      $ 15,295,265        $ 4,719,738              $ 2,518,970
  ----------------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 26,243,343      $ 11,869,893        $ 8,388,370              $ 1,634,082
     Withdrawals                         (63,672,421)      (28,074,174)        (5,496,453)              (4,106,951)
  ----------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM CAPITAL
     TRANSACTIONS                       $(37,429,078)     $(16,204,281)       $ 2,891,917              $(2,472,869)
  ----------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                             $  3,362,353      $   (909,016)       $ 7,611,655              $    46,101
  ----------------------------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------------------------
  At beginning of year                  $335,488,111      $183,967,724        $37,754,619              $24,930,382
  ----------------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $338,850,464      $183,058,708        $45,366,274              $24,976,483
  ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       CALIFORNIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.55%         0.57%        0.58%        0.56%        0.55%
   Expenses after custodian
      fee reduction                    0.55%         0.54%        0.57%        0.54%        0.53%
   Net investment income               5.44%         5.26%        5.65%        5.30%        5.33%
Portfolio Turnover                        3%           26%          13%          28%          16%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        9.03%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $259,402      $248,056     $238,820     $270,200     $312,009
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         FLORIDA PORTFOLIO
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.54%         0.54%        0.56%        0.52%        0.51%
   Expenses after custodian
      fee reduction                    0.50%         0.48%        0.51%        0.48%        0.47%
   Net investment income               5.72%         5.68%        5.72%        5.26%        5.03%
Portfolio Turnover                       19%           11%          12%          40%          25%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        8.73%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $276,743      $272,972     $277,857     $346,843     $456,020
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% to 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MASSACHUSETTS PORTFOLIO
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.51%         0.52%        0.54%        0.52%        0.54%
   Expenses after custodian
      fee reduction                    0.49%         0.48%        0.52%        0.50%        0.52%
   Net investment income               5.53%         5.47%        5.79%        5.40%        5.36%
Portfolio Turnover                       10%            8%          15%          24%          28%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        8.76%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $216,784      $196,997     $177,160     $212,277     $250,726
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% to 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to refect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MISSISSIPPI PORTFOLIO
                                  -----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.40%        0.42%       0.47%       0.36%       0.37%
   Expenses after custodian
      fee reduction                    0.38%        0.37%       0.45%       0.34%       0.35%
   Net investment income               5.34%        5.33%       5.55%       5.30%       5.21%
Portfolio Turnover                       10%          11%          4%         16%         17%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        8.08%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $17,401      $17,031     $15,827     $17,937     $20,740
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        NEW YORK PORTFOLIO
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.52%         0.53%        0.54%        0.53%        0.53%
   Expenses after custodian
      fee reduction                    0.52%         0.53%        0.54%        0.52%        0.51%
   Net investment income               5.41%         5.15%        5.56%        5.30%        5.28%
Portfolio Turnover                        7%           19%          27%          41%          55%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        9.84%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $350,812      $338,850     $335,488     $402,118     $486,064
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% to 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                          OHIO PORTFOLIO
                                  ---------------------------------------------------------------
                                                     YEAR ENDED SEPTEMBER 30,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.52%         0.53%        0.57%        0.55%        0.56%
   Expenses after custodian
      fee reduction                    0.51%         0.52%        0.57%        0.54%        0.54%
   Net investment income               5.72%         5.87%        6.00%        5.54%        5.50%
Portfolio Turnover                       15%           22%          28%          59%          17%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        7.43%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $180,968      $183,059     $183,968     $216,464     $255,030
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    RHODE ISLAND PORTFOLIO
                                  -----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.41%        0.40%       0.43%       0.39%       0.39%
   Expenses after custodian
      fee reduction                    0.38%        0.35%       0.40%       0.35%       0.36%
   Net investment income               5.23%        5.33%       5.66%       5.24%       5.28%
Portfolio Turnover                       13%          14%         15%         18%         24%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        8.57%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $54,880      $45,366     $37,755     $41,732     $42,071
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% to 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    WEST VIRGINIA PORTFOLIO
                                  -----------------------------------------------------------
                                                   YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------
                                    2002(1)        2001        2000        1999        1998
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.37%        0.39%       0.45%       0.40%       0.37%
   Expenses after custodian
      fee reduction                    0.36%        0.35%       0.43%       0.38%       0.34%
   Net investment income               5.19%        5.32%       5.48%       5.13%       5.34%
Portfolio Turnover                       19%          12%          7%         32%         16%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        9.41%          --          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                         $27,411      $24,976     $24,930     $26,961     $31,920
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% to 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective October 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components on net assets as of September 30, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN  DECREASE IN
                                              COST OF      NET UNREALIZED
    PORTFOLIO                                 SECURITIES   APPRECIATION
    ---------------------------------------------------------------------
    California                                $   343,850  $     (343,850)
    Florida                                       139,573        (139,573)
    Massachusetts                                 617,027        (617,027)
    Mississippi                                   101,125        (101,125)
    New York                                      220,750        (220,750)
    Ohio                                            7,831          (7,831)
    Rhode Island                                   32,399         (32,399)
    West Virginia                                  19,489         (19,489)

   The effect of this change for the year ended September 30, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and decrease net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                 INCOME          GAIN (LOSS)   APPRECIATION
    --------------------------------------------------------------------------------------
    California                                $       87,242  $         (9) $      (87,233)
    Florida                                           31,312        (2,448)        (28,864)
    Massachusetts                                     83,714        (2,972)        (80,742)
    Mississippi                                       16,103            --         (16,103)
    New York                                          53,874        (2,655)        (51,219)
    Ohio                                               4,395        (1,664)         (2,731)
    Rhode Island                                       8,606          (920)         (7,686)
    West Virginia                                      8,284        (1,100)         (7,184)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    California                                $1,180,078            0.48%
    Florida                                    1,223,925            0.45%
    Massachusetts                                866,006            0.43%
    Mississippi                                   26,494            0.16%
    New York                                   1,510,511            0.45%
    Ohio                                         775,688            0.43%
    Rhode Island                                 133,480            0.27%
    West Virginia                                 47,791            0.19%

 *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2002, no significant amounts have been deferred.

   Certain Officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 2002 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  8,089,418
    Sales                                       11,418,810

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 51,576,992
    Sales                                       61,547,337

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 28,592,744
    Sales                                       19,062,228

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  1,601,927
    Sales                                        1,850,883

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 22,450,489
    Sales                                       33,685,209

    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 26,950,417
    Sales                                       33,711,263

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 12,508,016
    Sales                                        6,353,905

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  5,233,667
    Sales                                        4,786,617

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 2002, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $210,766,679
    ------------------------------------------------------
    Gross unrealized appreciation             $ 42,358,190
    Gross unrealized depreciation                 (562,241)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 41,795,949
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $246,703,386
    ------------------------------------------------------
    Gross unrealized appreciation             $ 28,114,446
    Gross unrealized depreciation               (2,090,019)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 26,024,427
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $190,294,451
    ------------------------------------------------------
    Gross unrealized appreciation             $ 21,773,893
    Gross unrealized depreciation                 (678,380)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 21,095,513
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 15,255,627
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,637,718
    Gross unrealized depreciation                  (36,159)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,601,559
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $296,142,749
    ------------------------------------------------------
    Gross unrealized appreciation             $ 50,577,906
    Gross unrealized depreciation               (1,239,054)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 49,338,852
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $166,993,869
    ------------------------------------------------------
    Gross unrealized appreciation             $ 16,585,866
    Gross unrealized depreciation               (5,132,162)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 11,453,704
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,654,902
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,513,589
    Gross unrealized depreciation                 (190,944)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  4,322,645
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 24,121,243
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,461,408
    Gross unrealized depreciation                   (5,830)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,455,578
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2002, the Florida Portfolio, New York Portfolio, and Ohio Portfolio had balances outstanding pursuant to this line of credit of $6,000,000, $100,000 and $300,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2002 is as follows:

                                              FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------------
                                              EXPIRATION                                    NET UNREALIZED
    PORTFOLIO                                 DATE        CONTRACTS               POSITION  DEPRECIATION
    ------------------------------------------------------------------------------------------------------
    California                                  12/02     120 U.S. Treasury Bond  Short     $     (653,220)
    Florida                                     12/02     140 U.S. Treasury Bond  Short     $     (762,090)
    Massachusetts                               12/02     231 U.S. Treasury Bond  Short     $   (1,344,189)
    Mississippi                                 12/02     8 U.S. Treasury Bond    Short     $      (43,548)
    New York                                    12/02     309 U.S. Treasury Bond  Short     $   (1,739,824)
    Ohio                                        12/02     212 U.S. Treasury Bond  Short     $   (1,193,666)
    Rhode Island                                12/02     20 U.S. Treasury Bond   Short     $     (116,380)
    West Virginia                               12/02     12 U.S. Treasury Bond   Short     $      (69,828)

   At September 30, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts. At September 30, 2002, the New York and Rhode Island Portfolios had entered into an interest rate swap agreement with JP Morgan Chase Bank. Under the swap agreement, the New York and Rhode Island Portfolios make bi-annual payments at a rate equal to 4.9000% on the notional amount of $6,000,000 and $1,000,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the New York and Rhode Island Portfolios contracts, which terminate
   November 1, 2022, are recorded as a payable for open swap contracts of $744,800 and $124,133 respectively, on September 30, 2002.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2002 and 2001 and the supplementary data for each of years in the five-year period ended September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 2002, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), California Municipals Portfolio (CAP), Florida Municipals Portfolio (FLP), Massachusetts Municipals Portfolio (MAP), Mississippi Municipals Portfolio
(MSP), New York Municipals Portfolio (NYP), Ohio Municipals Portfolio (OHP), Rhode Island Municipals Portfolio (RIP) and West Virginia Municipals Portfolio
(WVP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                    NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                     IN FUND COMPLEX
       NAME AND             TRUST AND        LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH         PORTFOLIOS         SERVICE         DURING PAST FIVE YEARS          TRUSTEE(1)
-------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz        Trustee        Since 1998     President and Chief                   185
11/28/59                                                   Executive Officer of
                                                           National Financial Partners
                                                           (financial services company)
                                                           (since April 1999).
                                                           President and Chief
                                                           Operating Officer of John A.
                                                           Levin & Co. (registered
                                                           investment adviser) (July
                                                           1997 to April 1999) and a
                                                           Director of Baker,
                                                           Fentress & Company, which
                                                           owns John A. Levin & Co.
                                                           (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an
                                                           interested person because of
                                                           her affiliation with a
                                                           brokerage firm.
James B. Hawkes 11/9/41  Vice President   Vice President   Chairman, President and               190
                           and Trustee    and Trustee of   Chief Executive Officer of
                                          the Trust since  BMR, EVM and their corporate
                                           1985; of the    parent and trustee, Eaton
                                            Portfolios     Vance Corp. (EVC) and Eaton
                                            since 1992     Vance, Inc. (EV),
                                                           respectively; Director of
                                                           EV; Vice President and
                                                           Director of EVD. Trustee
                                                           and/or officer of 190
                                                           investment companies in the
                                                           Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested
                                                           person because of his
                                                           positions with BMR, EVM and
                                                           EVC, which are affiliates of
                                                           the Trust and the
                                                           Portfolios.
-------------------------------------------------------------------------------------------------------------


       NAME AND
     DATE OF BIRTH       OTHER DIRECTORSHIPS HELD
-----------------------
Jessica M. Bibliowicz             None
11/28/59

James B. Hawkes 11/9/41     Director of EVC

-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

NONINTERESTED TRUSTEES

                           POSITION(S)        TERM OF                                    NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                     IN FUND COMPLEX
       NAME AND             TRUST AND        LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH         PORTFOLIOS         SERVICE         DURING PAST FIVE YEARS          TRUSTEE(1)
-------------------------------------------------------------------------------------------------------------
Donald R. Dwight             Trustee      Trustee of the   President of Dwight                   190
3/26/31                                     Trust since    Partners, Inc. (corporate
                                           1986; of CAP,   relations and communications
                                           FLP, MAP, NYP   company).
                                           and OHP since
                                           1992; of MSP,
                                            RIP and WVP
                                            since 1993
Samuel L. Hayes, III         Trustee      Trustee of the   Jacob H. Schiff Professor of          190
2/23/35                                     Trust since    Investment Banking Emeritus,
                                           1986; of CAP,   Harvard University Graduate
                                           FLP, MAP, NYP   School of Business
                                           and OHP since   Administration.
                                           1992; of MSP,
                                            RIP and WVP
                                            since 1993
-------------------------------------------------------------------------------------------------------------


       NAME AND
     DATE OF BIRTH       OTHER DIRECTORSHIPS HELD
-----------------------
Donald R. Dwight         Trustee/Director of the
3/26/31                   Royce Funds (mutual
                         funds) consisting of 17
                               portfolios

Samuel L. Hayes, III     Director of Tiffany &
2/23/35                  Co. (specialty retailer)
                         and Director of Telect,
                         Inc. (telecommunication
                           services company)

-----------------------

EATON VANCE MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                           POSITION(S)        TERM OF                                    NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                     IN FUND COMPLEX
       NAME AND             TRUST AND        LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY
     DATE OF BIRTH         PORTFOLIOS         SERVICE         DURING PAST FIVE YEARS          TRUSTEE(1)
-------------------------------------------------------------------------------------------------------------
Norton H. Reamer             Trustee      Trustee of the   President, Unicorn                    190
9/21/35                                     Trust since    Corporation (an investment
                                           1986; of CAP,   and financial advisory
                                           FLP, MAP, NYP   services company) (since
                                           and OHP since   September 2000). Chairman,
                                           1992; of MSP,   Hellman, Jordan Management
                                            RIP and WVP    Co., Inc. (an investment
                                            since 1993     management company) (since
                                                           November 2000). Advisory
                                                           Director, Berkshire Capital
                                                           Corporation (investment
                                                           banking firm) (since June
                                                           2002). Formerly, Chairman of
                                                           the Board, United Asset
                                                           Management Corporation (a
                                                           holding company owning
                                                           institutional investment
                                                           management firms) and
                                                           Chairman, President and
                                                           Director, UAM Funds (mutual
                                                           funds).
Lynn A. Stout 9/14/57        Trustee        Since 1998     Professor of Law, University          185
                                                           of California at Los Angeles
                                                           School of Law (since July
                                                           2001). Formerly, Professor
                                                           of Law, Georgetown
                                                           University Law Center.
Jack L. Treynor 2/21/30      Trustee      Trustee of the   Investment Adviser and                170
                                            Trust since    Consultant.
                                           1985; of CAP,
                                           FLP, MAP, NYP
                                           and OHP since
                                           1992; of MSP,
                                            RIP and WVP
                                            since 1993
-------------------------------------------------------------------------------------------------------------


       NAME AND
     DATE OF BIRTH       OTHER DIRECTORSHIPS HELD
-----------------------
Norton H. Reamer                  None
9/21/35

Lynn A. Stout 9/14/57             None

Jack L. Treynor 2/21/30           None

-----------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                       POSITION(S)                  TERM OF
                                        WITH THE                  OFFICE AND
           NAME AND                     TRUST AND                  LENGTH OF                  PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                  PORTFOLIOS                   SERVICE                    DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Clemson 3/2/63       Vice President of CAP,     Vice President of CAP and  Vice President of EVM and BMR. Officer
                                FLP and MSP                MSP since 1995; of FLP     of 20 investment companies managed by
                                                           since 1998                 EVM or BMR.
Thomas J. Fetter 8/20/43        President                  Since 1993                 Vice President of EVM and BMR. Officer
                                                                                      of 126 investment companies managed by
                                                                                      EVM or BMR.
Robert B. MacIntosh 1/22/57     Vice President             Since 1993                 Vice President of EVM and BMR. Officer
                                                                                      of 125 investment companies managed by
                                                                                      EVM or BMR.
Alan R. Dynner 10/10/40         Secretary                  Since 1997                 Vice President, Secretary and Chief
                                                                                      Legal Officer of BMR, EVM, EVD and EVC.
                                                                                      Officer of 190 investment companies
                                                                                      managed by EVM or BMR.
Kristin S. Anagnost 6/12/65     Treasurer of CAP, MAP,     Since 2002                 Assistant Vice President of EVM and BMR.
                                MSP, NYP and RIP                                      Officer of 109 investment companies
                                                                                      managed by EVM or BMR (since January
                                                                                      1998). Formerly, Manager at Chase Global
                                                                                      Funds Services Company.
Barbara E. Campbell 6/19/57     Treasurer of FLP, OHP and  Since 2002                 Vice President of EVM and BMR. Officer
                                WVP                                                   of 190 investment companies managed by
                                                                                      EVM or BMR.
James L. O'Connor 4/1/45        Treasurer of the Trust     Since 1989                 Vice President of BMR, EVM and EVD.
                                                                                      Officer of 112 investment companies
                                                                                      managed by EVM or BMR.
------------------------------------------------------------------------------------------------------------------------------

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

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